Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($) $ in Thousands		Sep. 30, 2022	Dec. 31, 2021
Cash and cash equivalents (in Dollars)		$ 25,286	$ 39,314
Accounts receivable, net (in Dollars)		36,660	25,391
Restricted cash - current (in Dollars)		41,419
Short term investments (in Dollars)		146,936
Prepaid expense and other current assets (in Dollars)		6,513	5,482
Property, plant, and equipment, net (in Dollars)		250,355	169,770
Restricted cash - non-current (in Dollars)	[1]	4,655	2,740
Accounts payable (in Dollars)		5,798	12,581
Accrued capital expenses (in Dollars)		9,284	5,517
Sunoma loan, current portion (in Dollars)			756
Sunoma loan, net of debt issuance costs (in Dollars)		22,080	16,199
Primary Beneficiary
Cash and cash equivalents (in Dollars)		10,045	1,991
Accounts receivable, net (in Dollars)		1,129	40
Restricted cash - current (in Dollars)		7,623
Short term investments (in Dollars)		15,411
Prepaid expense and other current assets (in Dollars)		268	113
Property, plant, and equipment, net (in Dollars)		50,099	27,794
Restricted cash - non-current (in Dollars)		2,867	1,163
Accounts payable (in Dollars)		2,783	544
Accrued capital expenses (in Dollars)		1,493	1,722
Sunoma loan, current portion (in Dollars)			756
Sunoma loan, net of debt issuance costs (in Dollars)		$ 22,080	$ 16,199
Class A Common Stock
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		337,852,251	337,852,251
Common stock, shares issued		25,671,390	0
Common stock, shares outstanding		25,671,390	0
Class B Common Stock
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		157,498,947	157,498,947
Common stock, shares issued
Common stock, shares outstanding
Class C Common Stock
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		154,309,729	154,309,729
Common stock, shares issued
Common stock, shares outstanding
Class D Common Stock
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		154,309,729	154,309,729
Common stock, shares issued		144,399,037	144,399,037
Common stock, shares outstanding		144,399,037	144,399,037

[1]	Restricted cash held as collateral represents the collateral requirements on our debt facilities.